Insurance Benefits and Claims Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Insurance Benefits and Claims Expenses

	Gross	Ceded	Net
	RMB million	RMB million	RMB million
For the year ended 31 December 2020
Life insurance death and other benefits	117,129	(3,520)	113,609
Accident and health claims and claim adjustment expenses	53,073	(678)	52,395
Increase in insurance contract liabilities	415,186	(389)	414,797

Total	585,388	(4,587)	580,801

For the year ended 31 December 2019
Life insurance death and other benefits	130,975	(3,098)	127,877
Accident and health claims and claim adjustment expenses	51,394	(611)	50,783
Increase in insurance contract liabilities	331,523	(716)	330,807

Total	513,892	(4,425)	509,467

For the year ended 31 December 2018
Life insurance death and other benefits	250,627	(1,891)	248,736
Accident and health claims and claim adjustment expenses	41,056	(504)	40,552
Increase in insurance contract liabilities	190,703	(772)	189,931

Total	482,386	(3,167)	479,219